Schedule of Investments (unaudited)	iShares® MSCI KLD 400 Social ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Spirit AeroSystems Holdings Inc., Class A(a)	17,476	$755,138

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	21,887	1,951,664
Echo Global Logistics Inc.(b)	3,504	108,379
Expeditors International of Washington Inc.	27,584	3,537,648
United Parcel Service Inc., Class B	117,667	22,516,757
		28,114,448
Airlines — 0.1%
Delta Air Lines Inc.(b)	25,792	1,029,101
Southwest Airlines Co.(b)	24,385	1,231,930
		2,261,031
Auto Components — 0.3%
Aptiv PLC(b)	44,155	7,367,262
Autoliv Inc.	13,533	1,365,209
BorgWarner Inc.	39,085	1,914,383
		10,646,854
Automobiles — 2.6%
Harley-Davidson Inc.	24,852	984,636
Tesla Inc.(b)	125,541	86,271,775
		87,256,411
Banks — 1.7%
Bank of Hawaii Corp.	6,521	545,873
Cathay General Bancorp.	12,480	472,618
CIT Group Inc.	15,948	769,332
Citizens Financial Group Inc.	69,320	2,922,531
Comerica Inc.	22,754	1,562,290
First Republic Bank/CA(a)	28,455	5,549,294
Heartland Financial USA Inc.	6,538	298,264
Huntington Bancshares Inc./OH	241,202	3,396,124
International Bancshares Corp.	8,904	347,968
KeyCorp.	158,444	3,115,009
M&T Bank Corp.	21,013	2,812,590
Old National Bancorp./IN	23,338	375,508
People's United Financial Inc.	70,224	1,102,517
PNC Financial Services Group Inc. (The)	69,354	12,650,863
Regions Financial Corp.	156,675	3,015,994
SVB Financial Group(b)	9,122	5,016,735
Truist Financial Corp.	220,431	11,998,059
Umpqua Holdings Corp.	35,815	675,829
Zions Bancorp. NA	26,663	1,390,475
		58,017,873
Beverages — 2.3%
Coca-Cola Co. (The)	669,302	38,170,293
Keurig Dr Pepper Inc.	115,076	4,051,826
PepsiCo Inc.	225,550	35,400,073
		77,622,192
Biotechnology — 2.7%
AbbVie Inc.	288,705	33,576,392
Amgen Inc.	94,451	22,813,695
Biogen Inc.(b)	24,917	8,141,131
BioMarin Pharmaceutical Inc.(b)	29,801	2,286,631
Gilead Sciences Inc.	205,629	14,042,404
Vertex Pharmaceuticals Inc.(b)	42,506	8,568,359
		89,428,612
Building Products — 0.9%
A O Smith Corp.	22,001	1,547,330
Security	Shares	Value

Building Products (continued)
Allegion PLC	14,840	$2,027,144
Builders FirstSource Inc.(b)	31,863	1,417,904
Fortune Brands Home & Security Inc.	22,770	2,219,392
Johnson Controls International PLC	117,793	8,412,776
Lennox International Inc.	5,554	1,829,654
Masco Corp.	42,051	2,510,865
Owens Corning	17,162	1,650,298
Trane Technologies PLC	38,990	7,938,754
		29,554,117
Capital Markets — 3.6%
Ameriprise Financial Inc.	19,092	4,917,336
Bank of New York Mellon Corp. (The)	136,525	7,007,828
BlackRock Inc.(c)	24,929	21,617,681
Charles Schwab Corp. (The)	235,941	16,032,191
CME Group Inc.	58,618	12,434,636
FactSet Research Systems Inc.	6,186	2,210,134
Franklin Resources Inc.	49,543	1,463,996
Intercontinental Exchange Inc.	91,849	11,006,266
Invesco Ltd.	64,343	1,568,682
Moody's Corp.	27,540	10,355,040
Northern Trust Corp.	32,299	3,644,942
S&P Global Inc.	39,375	16,880,850
State Street Corp.	57,705	5,028,414
T Rowe Price Group Inc.	37,277	7,610,472
		121,778,468
Chemicals — 2.3%
Air Products & Chemicals Inc.	36,197	10,534,413
Albemarle Corp.	19,073	3,929,801
Axalta Coating Systems Ltd.(b)	34,007	1,023,611
Ecolab Inc.	41,935	9,260,506
HB Fuller Co.	8,675	560,578
International Flavors & Fragrances Inc.	40,672	6,126,830
Linde PLC	85,584	26,307,666
Minerals Technologies Inc.	5,631	451,719
Mosaic Co. (The)	59,031	1,843,538
PPG Industries Inc.	38,778	6,340,978
Sherwin-Williams Co. (The)	41,764	12,154,577
		78,534,217
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	13,790	123,283
Copart Inc.(b)	34,841	5,121,627
Deluxe Corp.	6,630	291,057
HNI Corp.	7,291	271,954
Interface Inc.	10,347	149,204
Steelcase Inc., Class A	12,957	178,159
Tetra Tech Inc.	8,972	1,197,941
		7,333,225
Communications Equipment — 1.4%
Cisco Systems Inc.	690,218	38,217,371
CommScope Holding Co. Inc.(b)	32,949	697,201
F5 Networks Inc.(b)	10,044	2,074,186
Motorola Solutions Inc.	27,710	6,204,823
Plantronics Inc.(b)	6,670	208,037
		47,401,618
Construction & Engineering — 0.1%
EMCOR Group Inc.	8,871	1,080,576
Granite Construction Inc.	7,190	276,240

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	22,781	$2,070,793
		3,427,609
Consumer Finance — 0.7%
Ally Financial Inc.	61,129	3,139,585
American Express Co.	112,009	19,100,895
		22,240,480
Containers & Packaging — 0.4%
Amcor PLC	255,106	2,949,025
Avery Dennison Corp.	13,607	2,866,723
Ball Corp.	53,204	4,303,140
Sealed Air Corp.	25,590	1,452,232
Sonoco Products Co.	16,656	1,062,486
		12,633,606
Distributors — 0.2%
LKQ Corp.(b)	47,407	2,405,905
Pool Corp.	6,593	3,150,268
		5,556,173
Diversified Financial Services — 0.1%
Equitable Holdings Inc.	64,013	1,976,081
Voya Financial Inc.	20,282	1,306,161
		3,282,242
Diversified Telecommunication Services — 1.3%
Liberty Global PLC, Class A(b)	26,875	721,594
Liberty Global PLC, Class C, NVS(b)	59,339	1,593,846
Lumen Technologies Inc.	153,399	1,912,885
Verizon Communications Inc.	676,546	37,737,736
		41,966,061
Electric Utilities — 0.5%
Alliant Energy Corp.	40,653	2,379,420
Eversource Energy	55,941	4,826,030
FirstEnergy Corp.	88,657	3,397,336
OGE Energy Corp.	33,117	1,117,699
PPL Corp.	126,199	3,580,266
		15,300,751
Electrical Equipment — 0.6%
Acuity Brands Inc.	5,869	1,029,305
Eaton Corp. PLC.	65,008	10,274,515
Rockwell Automation Inc.	18,977	5,833,909
Sensata Technologies Holding PLC(b)	25,523	1,496,158
		18,633,887
Electronic Equipment, Instruments & Components — 0.9%
Cognex Corp.	28,905	2,613,301
Corning Inc.	125,659	5,260,086
Flex Ltd.(a)(b)	82,417	1,481,033
Itron Inc.(b)	6,759	666,573
Keysight Technologies Inc.(b)	30,507	5,019,927
TE Connectivity Ltd.	54,218	7,995,528
Trimble Inc.(b)	40,870	3,494,385
Zebra Technologies Corp., Class A(b)	8,729	4,822,598
		31,353,431
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	119,216	2,532,148
Core Laboratories NV	7,592	253,269
NOV Inc.(b)	62,617	864,741
Schlumberger Ltd.	228,315	6,582,321
TechnipFMC PLC(b)	71,142	513,645
		10,746,124
Security	Shares	Value

Entertainment — 1.8%
Electronic Arts Inc.	47,043	$6,772,310
Walt Disney Co. (The)(b)	296,776	52,238,512
		59,010,822
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	72,695	20,558,146
AvalonBay Communities Inc.	22,843	5,204,321
Boston Properties Inc.	24,055	2,823,576
Corporate Office Properties Trust	18,298	538,693
Digital Realty Trust Inc.	45,833	7,065,615
Duke Realty Corp.	60,984	3,102,866
Equinix Inc.	14,598	11,976,345
Equity Residential	57,896	4,870,791
Federal Realty Investment Trust	11,294	1,327,384
Healthpeak Properties Inc.	88,112	3,257,501
Host Hotels & Resorts Inc.(b)	114,920	1,830,676
Iron Mountain Inc.	47,473	2,077,418
Macerich Co. (The)	24,041	391,868
PotlatchDeltic Corp.	10,974	569,990
Prologis Inc.	120,775	15,464,031
SBA Communications Corp., Class A	17,882	6,097,583
Simon Property Group Inc.	53,715	6,796,022
UDR Inc.	48,693	2,677,628
Weyerhaeuser Co.	122,339	4,126,494
		100,756,948
Food & Staples Retailing — 0.3%
Kroger Co. (The)	118,288	4,814,322
Sysco Corp.	83,476	6,193,919
United Natural Foods Inc.(b)	9,324	308,811
		11,317,052
Food Products — 1.5%
Archer-Daniels-Midland Co.	91,068	5,438,581
Bunge Ltd.	22,937	1,780,599
Campbell Soup Co.	32,206	1,408,046
Conagra Brands Inc.	79,911	2,676,219
Darling Ingredients Inc.(b)	26,542	1,833,256
General Mills Inc.	99,702	5,868,460
Hain Celestial Group Inc. (The)(b)	13,892	554,430
Hormel Foods Corp.	48,730	2,260,097
Ingredion Inc.	10,855	953,178
JM Smucker Co. (The)	17,925	2,350,147
Kellogg Co.	42,006	2,661,500
Kraft Heinz Co. (The)	109,634	4,217,620
Lamb Weston Holdings Inc.	23,769	1,587,056
McCormick & Co. Inc./MD, NVS	40,583	3,415,871
Mondelez International Inc., Class A	230,961	14,610,593
		51,615,653
Gas Utilities — 0.1%
Atmos Energy Corp.	20,964	2,066,841
New Jersey Resources Corp.	15,808	608,924
Northwest Natural Holding Co.	4,937	258,156
UGI Corp.	34,440	1,583,895
		4,517,816
Health Care Equipment & Supplies — 2.3%
ABIOMED Inc.(a)(b)	7,415	2,425,743
Align Technology Inc.(b)	12,223	8,504,763
Becton Dickinson and Co.	47,489	12,145,312
Cooper Companies Inc. (The)	8,035	3,388,922
DENTSPLY SIRONA Inc.	35,624	2,352,609
Dexcom Inc.(b)	15,726	8,106,910

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(b)	102,170	$11,470,626
Hologic Inc.(b)	41,938	3,147,028
IDEXX Laboratories Inc.(b)	13,947	9,463,458
Insulet Corp.(b)	10,810	3,023,449
ResMed Inc.	23,790	6,466,122
West Pharmaceutical Services Inc.	12,121	4,990,579
		75,485,521
Health Care Providers & Services — 1.7%
AmerisourceBergen Corp., Class A	24,971	3,050,707
Cardinal Health Inc.	47,839	2,840,680
Centene Corp.(b)	95,206	6,532,084
Cigna Corp.	57,554	13,208,067
DaVita Inc.(b)	11,632	1,398,748
HCA Healthcare Inc.	44,488	11,041,922
Henry Schein Inc.(b)	23,276	1,865,571
Humana Inc.	21,077	8,975,851
Laboratory Corp. of America Holdings(b)	15,972	4,730,108
MEDNAX Inc.(a)(b)	12,604	367,028
Patterson Companies Inc.	13,760	428,349
Quest Diagnostics Inc.	21,829	3,095,352
Select Medical Holdings Corp.	17,530	691,559
		58,226,026
Health Care Technology — 0.2%
Cerner Corp.	49,973	4,017,329
Teladoc Health Inc.(a)(b)	22,119	3,283,566
		7,300,895
Hotels, Restaurants & Leisure — 2.8%
Aramark	37,590	1,320,537
Booking Holdings Inc.(b)	6,694	14,581,272
Choice Hotels International Inc.	5,808	696,379
Darden Restaurants Inc.	21,283	3,104,764
Domino's Pizza Inc.	6,346	3,334,760
Hilton Worldwide Holdings Inc.(b)	45,352	5,961,520
Jack in the Box Inc.	3,608	392,767
Marriott International Inc./MD, Class A(b)	45,073	6,579,757
McDonald's Corp.	121,907	29,588,048
Royal Caribbean Cruises Ltd.(b)	37,455	2,879,166
Starbucks Corp.	192,528	23,378,675
Vail Resorts Inc.(b)	6,535	1,994,482
		93,812,127
Household Durables — 0.3%
Ethan Allen Interiors Inc.	4,025	95,674
Garmin Ltd.	25,066	3,940,375
La-Z-Boy Inc.	7,312	245,537
Meritage Homes Corp.(b)	6,156	668,418
Mohawk Industries Inc.(b)	9,822	1,914,308
Newell Brands Inc.	62,494	1,546,727
Whirlpool Corp.	10,267	2,274,551
		10,685,590
Household Products — 2.4%
Clorox Co. (The)	20,512	3,710,416
Colgate-Palmolive Co.	131,837	10,481,042
Kimberly-Clark Corp.	55,420	7,521,602
Procter & Gamble Co. (The)	402,588	57,260,091
		78,973,151
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	108,526	2,572,066
Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Ormat Technologies Inc.	7,220	$503,523
		3,075,589
Industrial Conglomerates — 0.8%
3M Co.	94,716	18,748,085
Roper Technologies Inc.	17,131	8,417,146
		27,165,231
Insurance — 2.2%
Allstate Corp. (The)	49,468	6,433,313
Arthur J Gallagher & Co.	31,683	4,413,759
Chubb Ltd.	73,529	12,407,284
Hartford Financial Services Group Inc. (The)	58,202	3,702,811
Lincoln National Corp.	29,826	1,837,878
Loews Corp.	37,122	1,990,853
Marsh & McLennan Companies Inc.	83,000	12,219,260
Principal Financial Group Inc.	44,445	2,761,368
Progressive Corp. (The)	95,887	9,124,607
Prudential Financial Inc.	64,812	6,499,347
Travelers Companies Inc. (The)	41,183	6,132,972
Willis Towers Watson PLC	21,060	4,340,045
		71,863,497
Interactive Media & Services — 7.8%
Alphabet Inc., Class A(b)	49,168	132,484,651
Alphabet Inc., Class C, NVS(b)	48,197	130,344,931
		262,829,582
IT Services — 7.6%
Accenture PLC, Class A	103,693	32,941,192
Automatic Data Processing Inc.	69,989	14,671,794
Cognizant Technology Solutions Corp., Class A	86,778	6,380,786
International Business Machines Corp.	146,160	20,602,714
Mastercard Inc., Class A	144,957	55,944,705
Okta Inc.(a)(b)	19,823	4,911,941
PayPal Holdings Inc.(b)	181,902	50,119,458
Visa Inc., Class A	277,297	68,323,208
Western Union Co. (The)	67,120	1,557,855
		255,453,653
Leisure Products — 0.1%
Callaway Golf Co.(b)	14,988	474,820
Hasbro Inc.	21,211	2,109,222
Mattel Inc.(b)	56,800	1,233,696
		3,817,738
Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	49,879	7,642,959
Bio-Techne Corp.	6,358	3,066,082
Illumina Inc.(b)	23,887	11,841,980
IQVIA Holdings Inc.(b)	31,301	7,753,258
Mettler-Toledo International Inc.(b)	3,830	5,644,309
Waters Corp.(b)	10,132	3,949,555
		39,898,143
Machinery — 2.9%
AGCO Corp.	10,348	1,367,074
Caterpillar Inc.	89,200	18,442,100
Cummins Inc.	24,180	5,612,178
Deere & Co.	48,634	17,585,568
Dover Corp.	23,447	3,918,463
Flowserve Corp.	21,027	885,027
Fortive Corp.	52,493	3,814,141
Graco Inc.	27,611	2,155,867
IDEX Corp.	12,400	2,810,956

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Illinois Tool Works Inc.	51,830	$11,748,306
Lincoln Electric Holdings Inc.	9,180	1,279,967
Meritor Inc.(b)	11,682	284,223
Middleby Corp. (The)(b)	9,182	1,758,261
PACCAR Inc.	56,689	4,704,620
Parker-Hannifin Corp.	21,147	6,598,498
Snap-on Inc.	8,862	1,931,739
Stanley Black & Decker Inc.	26,380	5,198,179
Tennant Co.	2,954	233,721
Timken Co. (The)	11,279	896,681
Westinghouse Air Brake Technologies Corp.	29,346	2,490,595
Xylem Inc./NY	29,504	3,713,078
		97,429,242
Media — 0.2%
Discovery Inc., Class A(a)(b)	26,983	782,777
Discovery Inc., Class C, NVS(b)	49,254	1,335,276
John Wiley & Sons Inc., Class A	7,338	431,328
New York Times Co. (The), Class A	24,529	1,073,880
Omnicom Group Inc.	35,338	2,573,313
Scholastic Corp.	4,199	141,128
		6,337,702
Metals & Mining — 0.4%
Compass Minerals International Inc.	5,760	394,905
Newmont Corp.	130,887	8,222,321
Nucor Corp.	49,533	5,152,423
Schnitzer Steel Industries Inc., Class A	4,190	219,640
		13,989,289
Multi-Utilities — 0.7%
Avista Corp.	10,981	470,316
CenterPoint Energy Inc.	90,819	2,312,252
CMS Energy Corp.	47,465	2,932,863
Consolidated Edison Inc.	56,000	4,131,120
MDU Resources Group Inc.	32,636	1,035,214
NiSource Inc.	64,512	1,597,962
Sempra Energy	51,825	6,770,936
WEC Energy Group Inc.	51,641	4,861,484
		24,112,147
Multiline Retail — 0.7%
Kohl's Corp.	25,737	1,307,439
Nordstrom Inc.(a)(b)	17,686	585,407
Target Corp.	81,923	21,385,999
		23,278,845
Oil, Gas & Consumable Fuels — 1.6%
APA Corp.	61,016	1,144,050
Cheniere Energy Inc.(b)	39,390	3,345,393
ConocoPhillips.	221,239	12,402,658
Devon Energy Corp.	104,569	2,702,063
EQT Corp.(b)	45,083	829,076
Hess Corp.	45,059	3,444,310
Marathon Oil Corp.	128,318	1,487,206
Marathon Petroleum Corp.	106,285	5,869,058
Occidental Petroleum Corp.	151,863	3,963,624
ONEOK Inc.	72,498	3,767,721
Phillips 66	71,246	5,231,594
Pioneer Natural Resources Co.	33,658	4,892,863
Southwestern Energy Co.(a)(b)	111,142	523,479
Valero Energy Corp.	66,875	4,478,619
		54,081,714
Security	Shares	Value

Paper & Forest Products — 0.0%
Domtar Corp.(b)	8,732	$479,474

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	37,575	12,543,662

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	366,397	24,867,364
Jazz Pharmaceuticals PLC(b)	9,936	1,684,351
Merck & Co. Inc.	413,499	31,785,668
Zoetis Inc.	77,701	15,749,993
		74,087,376
Professional Services — 0.5%
ASGN Inc.(a)(b)	8,650	874,775
Exponent Inc.	8,345	893,666
Heidrick & Struggles International Inc.	2,822	120,528
ICF International Inc.	3,035	277,915
IHS Markit Ltd.	61,616	7,199,213
Kelly Services Inc., Class A, NVS(b)	5,453	119,530
ManpowerGroup Inc.	8,990	1,066,034
Resources Connection Inc.	5,618	87,023
Robert Half International Inc.	18,657	1,832,304
TransUnion	31,256	3,752,595
TrueBlue Inc.(b)	5,544	150,741
		16,374,324
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(b)	54,953	5,300,766
Jones Lang LaSalle Inc.(b)	8,301	1,847,554
Realogy Holdings Corp.(b)	17,963	318,304
		7,466,624
Road & Rail — 1.6%
AMERCO	1,621	953,083
ArcBest Corp.	3,970	234,667
Avis Budget Group Inc.(b)	8,568	709,173
CSX Corp.	374,106	12,091,106
Kansas City Southern	14,859	3,979,240
Norfolk Southern Corp.	41,196	10,621,565
Ryder System Inc.	8,631	657,251
Union Pacific Corp.	109,541	23,963,189
		53,209,274
Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices Inc.(b)	198,059	21,031,885
Analog Devices Inc.	60,247	10,086,553
Applied Materials Inc.	150,088	21,001,814
Intel Corp.	664,258	35,683,940
Lam Research Corp.	23,380	14,902,646
Microchip Technology Inc.	44,038	6,302,718
NVIDIA Corp.	404,800	78,931,952
ON Semiconductor Corp.(b)	67,495	2,636,355
Skyworks Solutions Inc.	26,967	4,975,681
Texas Instruments Inc.	150,467	28,682,019
		224,235,563
Software — 16.1%
Adobe Inc.(b)	78,263	48,650,629
ANSYS Inc.(b)	14,188	5,227,710
Autodesk Inc.(b)	35,999	11,560,359
Cadence Design Systems Inc.(b)	45,596	6,732,249
Citrix Systems Inc.	20,105	2,025,579
Fortinet Inc.(b)	22,677	6,173,586
Intuit Inc.	44,784	23,734,177

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Microsoft Corp.	1,171,420	$333,749,272
NortonLifeLock Inc.	95,160	2,361,871
Oracle Corp.	312,912	27,267,152
Paycom Software Inc.(b)	8,370	3,348,000
salesforce.com Inc.(b)	158,781	38,413,887
ServiceNow Inc.(b)	32,064	18,850,105
Splunk Inc.(b)	26,345	3,740,463
Teradata Corp.(b)	18,236	905,600
VMware Inc., Class A(a)(b)	13,718	2,109,005
Workday Inc., Class A(b)	29,434	6,899,330
		541,748,974
Specialty Retail — 3.0%
AutoNation Inc.(a)(b)	8,741	1,060,546
Best Buy Co. Inc.	38,043	4,274,131
Buckle Inc. (The)	5,207	219,111
CarMax Inc.(b)	26,528	3,553,426
Foot Locker Inc.	15,335	875,015
GameStop Corp., Class A(a)(b)	9,129	1,470,865
Gap Inc. (The)	36,291	1,058,608
Home Depot Inc. (The)	176,013	57,765,706
Lowe's Companies Inc.	119,550	23,036,090
ODP Corp. (The)(b)	8,589	406,517
Signet Jewelers Ltd.	8,803	566,385
Tractor Supply Co.	19,098	3,455,401
Ulta Beauty Inc.(b)	8,738	2,934,220
		100,676,021
Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(b)	43,122	4,166,447
Hewlett Packard Enterprise Co.	213,530	3,096,185
HP Inc.	203,869	5,885,698
Xerox Holdings Corp.	27,590	665,747
		13,814,077
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(b)	24,699	1,390,801
Columbia Sportswear Co.	5,430	540,937
Deckers Outdoor Corp.(b)	4,626	1,900,592
Hanesbrands Inc.	57,578	1,051,374
Nike Inc., Class B	207,874	34,820,974
PVH Corp.(b)	11,732	1,227,402
Under Armour Inc., Class A(b)	30,463	622,968
Under Armour Inc., Class C, NVS(b)	32,963	577,512
VF Corp.	54,315	4,356,063
Wolverine World Wide Inc.	13,686	459,028
		46,947,651
Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	76,811	$904,834

Trading Companies & Distributors — 0.4%
Air Lease Corp.	17,389	736,598
Applied Industrial Technologies Inc.	6,227	558,562
Fastenal Co.	93,868	5,141,150
H&E Equipment Services Inc.	5,428	184,715
United Rentals Inc.(b)	11,773	3,879,792
WW Grainger Inc.	7,279	3,236,098
		13,736,915
Water Utilities — 0.2%
American Water Works Co. Inc.	29,575	5,031,003
Essential Utilities Inc.	37,941	1,863,662
		6,894,665
Total Common Stocks — 99.8%
(Cost: $2,152,426,083)	.	3,351,997,975

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	11,844,462	11,850,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	5,990,000	5,990,000
		17,840,384
Total Short-Term Investments — 0.5%
(Cost: $17,839,615)		17,840,384

Total Investments in Securities — 100.3%
(Cost: $2,170,265,698)		3,369,838,359

Other Assets, Less Liabilities — (0.3)%		(9,402,876)

Net Assets — 100.0%		$3,360,435,483

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,210,182	$—	$(1,361,804	)(a)	$1,688	$318	$11,850,384	11,844,462	$8,066	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,780,000	—	(2,790,000	)(a)	—	—	5,990,000	5,990,000	80		—
BlackRock Inc.	20,060,560	1,110,594	(729,427)		446,181	729,773	21,617,681	24,929	101,652		—
					$447,869	$730,091	$39,458,065		$109,798		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	37	09/17/21	$8,121	$178,269

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI KLD 400 Social ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,351,997,975	$—	$—	$3,351,997,975
Money Market Funds	17,840,384	—	—	17,840,384
	$3,369,838,359	$—	$—	$3,369,838,359
Derivative financial instruments(a)
Assets
Futures Contracts	$178,269	$—	$—	$178,269

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares